T. ROWE PRICE Ultra Short-Term Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 24.0%
Auto Backed  10.5%
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 6,722 6,699
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 1,202 1,198
Ally Bank
Series 2026-B, Class A2
4.834%, 6/15/34 (1) 8,895 8,884
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 2,621 2,649
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,122 1,126
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 890 893
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 1,451 1,448
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,634 1,625
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 5,770 5,742
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 279 279
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 854 856
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 1,120 1,101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.743%, 12/26/31 (1) 715 717
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class B
4.25%, 11/17/31  6,995 6,944

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  620 618
Bridgecrest Lending Auto Securitization Trust
Series 2026-3, Class B
4.84%, 4/15/32  4,465 4,463
Carmax Auto Owner Trust
Series 2022-3, Class D
6.20%, 1/16/29  3,000 3,001
Carmax Auto Owner Trust
Series 2026-3, Class A2
4.36%, 10/15/29  2,690 2,690
CarMax Select Receivables Trust
Series 2026-B, Class A2
4.35%, 4/16/29  5,810 5,808
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  530 520
Carvana Auto Receivables Trust
Series 2022-P1, Class B
3.00%, 2/10/28  1,425 1,420
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 1,912 1,914
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 13,269 13,326
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 7,000 7,075
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 11,006
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  1,731 1,737
Carvana Auto Receivables Trust
Series 2025-P2, Class A2
4.56%, 8/10/28  396 396
Carvana Auto Receivables Trust
Series 2025-P2, Class A3
4.55%, 8/12/30  4,365 4,365
Carvana Auto Receivables Trust
Series 2025-P4, Class A2
4.19%, 3/12/29  3,577 3,576

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2026-P2, Class A3
4.77%, 4/10/31  9,420 9,413
Carvana Auto Receivables Trust
Series 2026-P3, Class A2
4.53%, 11/12/29  3,750 3,745
Carvana Auto Receivables Trust
Series 2026-P3, Class A3
4.76%, 8/11/31  2,120 2,114
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 3,375 3,369
Chase Auto Credit Linked Notes
Series 2026-1, Class B
4.938%, 7/25/34 (1) 3,405 3,400
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 2,473 2,467
Drive Auto Receivables Trust
Series 2025-1, Class A3
4.73%, 9/15/32  3,186 3,190
Drive Auto Receivables Trust
Series 2025-1, Class B
4.79%, 9/15/32  6,000 6,010
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 259 259
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 1,502 1,511
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 1,682 1,687
Enterprise Fleet Financing
Series 2026-3, Class A2
4.50%, 5/21/29 (1) 2,500 2,496
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  1,266 1,271
Exeter Automobile Receivables Trust
Series 2024-3A, Class C
5.70%, 7/16/29  12,774 12,848
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  844 844

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2025-3A, Class A3
4.78%, 7/16/29  2,279 2,283
Exeter Automobile Receivables Trust
Series 2025-3A, Class B
4.86%, 2/15/30  3,185 3,192
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  1,750 1,748
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  6,080 6,046
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  3,345 3,320
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  880 880
Exeter Automobile Receivables Trust
Series 2026-2A, Class B
4.66%, 1/15/31  4,265 4,243
Exeter Automobile Receivables Trust
Series 2026-3A, Class B
4.70%, 3/17/31  2,520 2,509
Exeter Automobile Receivables Trust
Series 2026-4A, Class A3
4.56%, 10/15/30  930 929
Exeter Automobile Receivables Trust
Series 2026-4A, Class B
4.87%, 6/16/31  1,135 1,133
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  3,418 3,411
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,243
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,460 1,445
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  3,520 3,491
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,298

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  4,200 4,208
GMF Floorplan Owner Revolving Trust
Series 2026-1A, Class B
4.79%, 5/15/31 (1) 6,430 6,385
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 415 418
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 2,597 2,603
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 4,339 4,332
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 4,583 4,562
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 3,734 3,691
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 3,095 3,104
Hyundai Auto Lease Securitization Trust
Series 2026-A, Class B
4.16%, 5/15/30 (1) 1,800 1,781
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 2,285 2,274
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 2,831 2,839
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 5,056 5,015
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 228 229
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 930 925
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class A2
4.657%, 7/17/34 (1) 3,079 3,067

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 760 756
Santander Drive Auto Receivables Trust
Series 2023-6, Class B
5.98%, 4/16/29  1,450 1,457
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  3,530 3,537
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  2,765 2,750
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,466 1,471
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 2,220 2,226
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 8,710 8,637
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 660 666
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A3
4.54%, 1/20/32 (1) 5,960 5,939
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class A
4.77%, 8/20/31 (1) 1,965 1,959
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 1,075 1,071
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63%, 7/20/27 (1) 554 554
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 3,725 3,680
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 370 368
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 2,705 2,681

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 7,995 7,922
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-BA, Class A3
4.52%, 11/20/29 (1) 7,140 7,114
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 14,090 14,039
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 394 395
Wheels Fleet Lease Funding
Series 2026-1A, Class A2A
4.30%, 4/18/39 (1) 3,915 3,905
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 4,670 4,628
319,059
Collateralized Debt Obligation  8.4%
522 Funding
Series 2019-5A, Class AR2, CLO, FRN
3M TSFR + 1.02%, 4.773%, 4/15/35 (1) 13,275 13,285
Bain Capital Credit
Series 2020-2A, Class AR3, CLO, FRN
3M TSFR + 0.98%, 4.709%, 7/19/34 (1) 6,035 6,034
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.879%, 4/20/34 (1) 12,536 12,537
Bain Capital Credit
Series 2021-2A, Class A1R2, CLO, FRN
3M TSFR + 0.97%, 4.763%, 7/16/34 (1) 4,235 4,233
Bain Capital Credit
Series 2021-4A, Class A1RR, CLO, FRN
3M TSFR + 1.00%, 4.729%, 10/20/34 (1) 15,000 15,003
Battalion X
Series 2016-10A, Class A1R3, CLO, FRN
3M TSFR + 1.14%, 4.915%, 1/24/35 (1) 15,866 15,873
Battalion XIX
Series 2021-19A, Class AR, CLO, FRN
3M TSFR + 1.04%, 4.793%, 4/15/34 (1) 12,986 12,984
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.73%, 1/17/33 (1) 5,272 5,273
Bethpage Park
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.06%, 4.813%, 10/15/36 (1) 6,250 6,252

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 14,350 14,334
CIFC Funding
Series 2022-3A, Class AR, CLO, FRN
3M TSFR + 0.95%, 4.684%, 4/21/35 (1) 6,500 6,500
Dryden
Series 2017-53A, Class AR, CLO, FRN
3M TSFR + 1.00%, 4.753%, 1/15/31 (1) 4,273 4,272
Dryden
Series 2019-80A, Class ARR, CLO, FRN
3M TSFR + 0.95%, 4.70%, 1/17/33 (1) 3,979 3,980
Fortress Credit BSL XIII
Series 2021-2A, Class AR, CLO, FRN
3M TSFR + 1.00%, 4.691%, 7/20/34 (1) 4,830 4,830
Fortress Credit BSL XIV
Series 2021-5A, Class AR, CLO, FRN
3M TSFR + 1.03%, 4.764%, 10/23/34 (1) 4,385 4,385
Fortress Credit BSL XVII
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.05%, 4.802%, 10/23/34 (1) 7,110 7,112
Invesco
Series 2021-1AR, Class A1R, CLO, FRN
3M TSFR + 0.92%, 4/15/34 (1)(2) 15,000 15,000
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.803%, 7/15/35 (1) 7,000 7,006
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.779%, 10/18/35 (1) 7,009 7,008
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.029%, 10/20/34 (1) 12,153 12,155
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 4.829%, 10/20/37 (1) 1,156 1,157
LCM 39
Series 39A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.793%, 10/15/34 (1) 6,120 6,126
Madison Park Funding L
Series 2021-50A, Class AR, CLO, FRN
3M TSFR + 0.97%, 4.699%, 4/19/34 (1) 7,086 7,083
Madison Park Funding LII
Series 2021-52A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.833%, 1/22/35 (1) 6,000 6,004

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLII
Series 13A, Class AR2, CLO, FRN
3M TSFR + 0.92%, 4.672%, 11/21/30 (1) 1,723 1,722
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.792%, 7/23/36 (1) 4,850 4,851
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 3,580 3,581
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.753%, 1/15/35 (1) 9,810 9,809
OZLM XV
Series 2016-15A, Class A1R3, CLO, FRN
3M TSFR + 1.05%, 4.779%, 4/20/33 (1) 2,455 2,456
Post
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.833%, 10/15/34 (1) 3,520 3,520
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 790 789
Trinitas XVI
Series 2021-16AR, Class A1R2, CLO, FRN
3M TSFR + 0.94%, 7/20/34 (1)(2) 7,000 7,000
Wellfleet
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 4.903%, 7/15/34 (1) 11,640 11,643
Wind River
Series 2022-1A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.879%, 7/20/35 (1) 10,805 10,809
254,606
Equip Lease Heavy Duty  2.2%
Amur Equipment Finance Receivables XV
Series 2025-1A, Class A2
4.70%, 9/22/31 (1) 3,540 3,543
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class A2
4.73%, 11/21/33 (1) 4,225 4,224
Auxilior Term Funding
Series 2026-1A, Class A2
4.64%, 2/15/29 (1) 2,475 2,475
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 543 544
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 940 944

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Clarus Capital Funding
Series 2026-1A, Class A2
4.52%, 11/20/34 (1) 9,310 9,278
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 760 763
Crossroads Asset Trust
Series 2025-A, Class A2
4.91%, 2/20/32 (1) 538 540
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 780 774
Dext
Series 2025-2, Class A2
4.10%, 4/17/28 (1) 3,186 3,182
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 1,280 1,271
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 3,912 3,862
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 3,945 3,942
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,411 2,424
M&T Equipment
Series 2026-1A, Class A2
4.56%, 3/19/29 (1) 6,140 6,137
M&T Equipment Notes
Series 2025-1A, Class A2
4.70%, 12/16/27 (1) 3,855 3,860
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 1,017 1,018
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 1,869 1,874
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 3,498 3,507
Post Road Equipment Finance
Series 2026-1A, Class A2
4.47%, 1/18/33 (1) 7,345 7,313

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 320 320
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 347 350
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 4,659 4,667
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 1,076 1,074
67,886
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,110 3,543
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 994 852
4,395
Other Asset-Backed Securities  2.3%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 5,870 5,869
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 855 853
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 8,465 8,470
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 9,450 9,365
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 3,505 3,480
Affirm Master Trust
Series 2026-3A, Class A
4.78%, 8/15/34 (1) 5,855 5,841
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,886
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 174 171

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 769 771
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 219 219
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 16 16
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 816 798
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 5,930 5,360
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 4.457%, 4/20/62 (1) 1,617 1,611
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,921 1,925
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 2,120 2,122
OneMain Financial Issuance Trust
Series 2026-2A, Class A
4.98%, 1/14/38 (1) 14,645 14,615
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 1,731 1,735
Sierra Timeshare Receivables Funding
Series 2022-1A, Class C
3.94%, 10/20/38 (1) 184 183
Sierra Timeshare Receivables Funding
Series 2026-1A, Class A
4.56%, 12/22/42 (1) 1,407 1,387
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 1,410 1,423
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  2,295 2,290
70,390
Student Loans  0.2%
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 217 207

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 898 847
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 6,229 5,551
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 279 277
6,882
Whole Loans Backed  0.2%
Figre
Series 2026-FL2, Class A1, ARM
5.516%, 6/25/56 (1) 5,638 5,610
5,610
Total Asset-Backed Securities
(Cost $732,105) 728,828
CORPORATE BONDS
 49.6%
Aerospace & Defense  1.1%
Boeing, 2.80%, 3/1/27  4,823 4,781
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 14,896 14,527
Huntington Ingalls Industries, 2.043%, 8/16/28  3,618 3,428
Huntington Ingalls Industries, 3.483%, 12/1/27  11,315 11,143
33,879
Airlines  0.2%
Delta Air Lines, 4.95%, 7/10/28  2,965 2,970
Southwest Airlines, 3.45%, 11/16/27  4,119 4,057
7,027
Automotive  3.6%
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,817
Ford Motor Credit, 4.125%, 8/17/27  11,000 10,931
Ford Motor Credit, 5.431%, 8/13/29  2,550 2,550
Ford Motor Credit, 5.85%, 5/17/27  3,000 3,018
General Motors Financial, 5.00%, 7/15/27  12,500 12,547
General Motors Financial, 6.00%, 1/9/28  7,500 7,610
General Motors Financial, FRN, SOFRINDX + 1.35%, 5.013%,
5/8/27  2,250 2,258
Hyundai Capital America, 2.375%, 10/15/27 (1) 1,500 1,461
Hyundai Capital America, 4.50%, 6/16/28 (1) 7,000 6,957
Hyundai Capital America, 4.60%, 4/6/28 (1) 7,000 6,971
Hyundai Capital America, 5.00%, 1/7/28 (1) 3,346 3,354
LG Energy Solution, 5.00%, 4/2/29 (1) 300 299

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LG Energy Solution, 5.375%, 7/2/27  8,785 8,823
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,855 5,779
Stellantis Financial Services U.S., 5.40%, 6/15/29 (1) 7,500 7,412
Stellantis Financial Services U.S., FRN, SOFR + 1.69%, 5.338%,
9/15/28 (1) 6,400 6,422
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 1,000 962
Volkswagen Group of America Finance, 4.35%, 6/8/27 (1) 4,300 4,289
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 11,000 10,896
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,886
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 750 767
108,009
Banking  13.6%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(3) 4,000 4,005
Banco Bilbao Vizcaya Argentaria, 4.15%, 3/3/29  4,200 4,118
Banco Santander, 4.60%, 4/15/29  13,800 13,687
Bank of America, VR, 4.948%, 7/22/28 (3) 20,000 20,057
Bank of Ireland Group, VR, 2.029%, 9/30/27 (1)(3) 7,000 6,986
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%,
4.735%, 2/16/28 (1) 6,200 6,237
Barclays, 4.836%, 5/9/28  9,000 8,985
Barclays, VR, 4.837%, 9/10/28 (3) 8,250 8,254
Barclays, VR, 5.674%, 3/12/28 (3) 2,035 2,047
BNP Paribas, 4.625%, 3/13/27 (1) 9,471 9,465
BNP Paribas, VR, 2.159%, 9/15/29 (1)(3) 11,000 10,397
BPCE, 3.50%, 10/23/27 (1) 1,000 986
BPCE, VR, 5.716%, 1/18/30 (1)(3)(4) 14,000 14,173
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 11,450 11,457
Capital One Financial, VR, 1.878%, 11/2/27 (3) 7,500 7,465
Capital One Financial, VR, 4.927%, 5/10/28 (3)(4) 8,500 8,515
Citigroup, 4.45%, 9/29/27  16,000 15,967
Citigroup, VR, 3.668%, 7/24/28 (3) 3,000 2,973
Credit Agricole, VR, 5.23%, 1/9/29 (1)(3)(4) 14,910 14,979
Danske Bank, VR, 4.298%, 4/1/28 (1)(3) 8,528 8,510
Danske Bank, VR, 4.662%, 3/27/29 (1)(3) 9,000 8,980
Deutsche Bank, VR, 2.311%, 11/16/27 (3) 7,000 6,965
Deutsche Bank, VR, 2.552%, 1/7/28 (3) 4,500 4,466
Emirates NBD Bank, 4.195%, 1/13/29, Acquisition Date: 1/6/26,
Cost $6,610 (5) 6,610 6,487
Fifth Third Bancorp, VR, 4.055%, 4/25/28 (3) 8,038 8,001
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3) 7,500 7,706
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (3) 1,810 1,841
Goldman Sachs Group, VR, 3.691%, 6/5/28 (3) 3,422 3,398
Goldman Sachs Group, VR, 4.148%, 1/21/29 (3) 9,200 9,120
HDFC Bank, 5.159%, 8/26/29 (1) 2,760 2,753

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, VR, 5.21%, 8/11/28 (3) 6,000 6,029
Huntington Bancshares, VR, 4.443%, 8/4/28 (3) 4,506 4,492
Huntington National Bank, VR, 4.871%, 4/12/28 (3) 14,500 14,513
ING Groep, VR, 6.083%, 9/11/27 (3) 4,730 4,732
JPMorgan Chase, VR, 2.182%, 6/1/28 (3) 2,000 1,964
JPMorgan Chase, VR, 2.947%, 2/24/28 (3) 21,000 20,844
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3) 3,980 3,981
Morgan Stanley, VR, 3.772%, 1/24/29 (3) 15,000 14,812
Morgan Stanley, VR, 4.868%, 7/12/29 (3) 2,810 2,810
Morgan Stanley Bank, VR, 4.788%, 5/10/30 (3) 1,855 1,845
Nationwide Building Society, 4.00%, 9/14/26 (1) 2,000 2,000
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(3)(4) 4,881 4,844
PNC Bank, 4.05%, 7/26/28  7,500 7,411
Santander Holdings USA, VR, 5.04%, 6/5/30 (3) 3,005 2,986
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (3) 7,640 7,540
Societe Generale, VR, 4.857%, 7/7/29 (1)(3) 12,000 11,943
Societe Generale, VR, 5.249%, 5/22/29 (1)(3) 2,455 2,462
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 6,575 6,593
Standard Chartered, 4.30%, 2/19/27 (1) 8,013 7,999
Standard Chartered, VR, 4.299%, 1/13/30 (1)(3) 7,530 7,398
Standard Chartered, VR, 5.076%, 8/13/30 (1)(3) 1,925 1,921
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 1,205 1,212
State Bank of India, 4.875%, 5/5/28  6,800 6,786
State Bank of India, 5.00%, 1/17/29  2,050 2,046
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 5,700 5,728
Wells Fargo, VR, 3.584%, 5/22/28 (3) 6,400 6,355
Wells Fargo, VR, 5.574%, 7/25/29 (3) 6,500 6,589
Wells Fargo, VR, 5.707%, 4/22/28 (3) 6,480 6,524
413,339
Beverages  0.8%
Bacardi, 4.70%, 5/15/28 (1) 14,429 14,354
Keurig Dr Pepper, 4.35%, 5/15/28  7,346 7,288
Pernod Ricard International Finance, 1.25%, 4/1/28 (1) 2,000 1,893
23,535
Building & Real Estate  0.8%
Emaar Sukuk, 3.635%, 9/15/26  9,561 9,542
Lennar, 4.75%, 11/29/27  15,740 15,746
25,288
Building Products  0.2%
Ferguson Enterprises, 4.80%, 8/14/29  7,290 7,268
7,268
Cable Operators  0.6%
Charter Communications Operating, 3.75%, 2/15/28  9,633 9,442

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 4.20%, 3/15/28  3,000 2,956
Cox Communications, 3.35%, 9/15/26 (1) 1,000 1,000
Videotron, 3.625%, 6/15/29 (1) 5,261 5,055
18,453
Chemicals  0.5%
International Flavors & Fragrances, 1.832%, 10/15/27 (1) 4,923 4,774
MEGlobal, 2.625%, 4/28/28  10,681 10,189
14,963
Consumer Products  0.6%
InRetail Consumer, 3.25%, 3/22/28  6,051 5,882
KT&G, 5.00%, 5/2/28  4,570 4,585
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,780
17,247
Drugs  0.6%
Viatris, 2.30%, 6/22/27  17,193 16,863
16,863
Energy  2.0%
Cheniere Energy, 4.625%, 10/15/28  14,641 14,562
Continental Resources, 2.268%, 11/15/26 (1) 13,582 13,520
Continental Resources, 4.375%, 1/15/28  2,300 2,283
ONEOK, 4.25%, 9/24/27  2,017 2,012
ONEOK, 4.55%, 7/15/28  2,628 2,617
ONEOK, 5.625%, 1/15/28 (1) 6,752 6,800
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  7,705 7,713
Targa Resources, 5.20%, 7/1/27  3,092 3,108
Targa Resources Partners, 5.00%, 1/15/28  8,202 8,198
60,813
Entertainment & Leisure  1.1%
Carnival, 4.00%, 8/1/28 (1) 16,000 15,669
Carnival, 7.875%, 6/1/27  3,033 3,100
Royal Caribbean Cruises, 5.375%, 7/15/27 (1) 6,059 6,065
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 9,740 9,813
34,647
Exploration & Production  0.5%
Var Energi, 7.50%, 1/15/28 (1) 14,500 14,957
14,957
Financial  1.7%
Ally Financial, VR, 5.737%, 5/15/29 (3) 3,210 3,241
Ares Capital, 2.875%, 6/15/27  4,050 3,986
Ares Capital, 2.875%, 6/15/28  3,500 3,362
Bank Hapoalim, 4.722%, 7/14/29 (1) 9,220 9,059
Bank Mandiri Persero, 4.90%, 3/24/28  5,800 5,782
Global Payments, 4.45%, 6/1/28  4,000 3,962

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Jackson Financial, 5.17%, 6/8/27 (4) 1,455 1,460
LPL Holdings, 4.00%, 3/15/29 (1) 5,000 4,852
LPL Holdings, 4.625%, 11/15/27 (1) 600 598
LPL Holdings, 4.90%, 4/3/28  2,345 2,343
LPL Holdings, 5.70%, 5/20/27  13,063 13,157
51,802
Food Processing  0.6%
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 10,270 10,478
Conagra Brands, 1.375%, 11/1/27  8,050 7,739
18,217
Food/Tobacco  0.5%
BAT Capital, 3.557%, 8/15/27  13,400 13,290
Imperial Brands Finance, 6.125%, 7/27/27 (1) 587 594
13,884
Gaming  0.8%
GLP Capital, 5.75%, 6/1/28  639 645
Gohl Capital, 4.25%, 1/24/27  8,970 8,947
Sands China, 5.40%, 8/8/28  7,300 7,348
VICI Properties, 3.875%, 2/15/29 (1) 8,000 7,749
VICI Properties, 4.50%, 1/15/28 (1) 750 744
25,433
Gas & Gas Transmission  0.5%
National Fuel Gas, 3.95%, 9/15/27  14,059 13,944
13,944
Health Care  4.5%
Baxter International, 1.915%, 2/1/27  6,870 6,791
Baxter International, 4.45%, 2/15/29  6,989 6,893
Becton Dickinson & Company, 5.081%, 6/7/29  2,000 2,002
Centene, 2.45%, 7/15/28  11,500 10,965
Centene, 4.25%, 12/15/27  5,312 5,278
HCA, 5.625%, 9/1/28  15,000 15,191
HCA, 5.875%, 2/1/29  5,421 5,523
HCA, 7.05%, 12/1/27  500 513
Humana, 5.75%, 12/1/28  9,500 9,659
IQVIA, 5.70%, 5/15/28  8,500 8,600
IQVIA, 6.25%, 2/1/29  7,000 7,191
Medline Borrower, 3.875%, 4/1/29 (1) 16,500 15,973
Medline Borrower, 6.25%, 4/1/29 (1) 6,073 6,170
Solventum, 5.45%, 2/25/27  6,760 6,787
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  13,700 13,689
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29 (4) 14,000 13,999
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28 (4) 1,500 1,533
136,757

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Home Builders  0.2%
Amrize Finance U.S., 3.50%, 9/22/26  7,500 7,494
7,494
Information Technology  1.2%
Equifax, 5.00%, 8/15/29  2,125 2,126
Fiserv, 3.50%, 7/1/29  8,500 8,143
Fiserv, 5.375%, 8/21/28  12,750 12,849
Intel, 4.875%, 2/10/28  2,250 2,254
Leidos, 4.10%, 3/15/29  2,610 2,559
Mobility Global, 5.05%, 6/15/29 (1) 1,610 1,601
Nokia, 4.375%, 6/12/27  860 856
SK hynix, 4.25%, 9/11/28 (1) 5,250 5,193
35,581
Insurance  2.4%
Athene Global Funding, 4.95%, 1/7/27 (1) 5,750 5,754
Brown & Brown, 4.70%, 6/23/28  2,885 2,878
CNO Global Funding, 4.875%, 12/10/27 (1)(4) 8,500 8,491
CNO Global Funding, 5.875%, 6/4/27 (1)(4) 8,827 8,910
Equitable America Global Funding, 3.95%, 9/15/27 (1) 11,000 10,906
Equitable America Global Funding, 4.30%, 12/15/28 (1)(4) 5,122 5,049
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.358%,
9/15/27 (1) 1,830 1,830
Equitable Financial Life Global Funding, 1.40%, 8/27/27 (1) 1,290 1,251
Equitable Financial Life Global Funding, 4.875%, 11/19/27 (1) 2,000 2,003
Jackson National Life Global Funding, 4.85%, 6/23/28 (1) 17,735 17,694
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,655
72,421
Manufacturing  0.8%
CNH Industrial, 3.85%, 11/15/27  3,450 3,416
CNH Industrial Capital, 4.75%, 3/21/28  3,000 2,996
Regal Rexnord, 6.05%, 4/15/28  16,695 16,982
23,394
Metals & Mining  2.0%
ABJA Investment, 5.45%, 1/24/28  7,180 7,210
Anglo American Capital, 4.00%, 9/11/27 (1) 4,939 4,906
Anglo American Capital, 4.50%, 3/15/28 (1) 2,000 1,991
ArcelorMittal, 6.55%, 11/29/27  13,265 13,538
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27  9,740 9,636
Freeport Indonesia, 4.763%, 4/14/27  8,900 8,894
Freeport-McMoRan, 4.375%, 8/1/28  5,600 5,555
Freeport-McMoRan, 5.00%, 9/1/27  883 883
Freeport-McMoRan, 5.25%, 9/1/29  4,321 4,333

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Steel Dynamics, 1.65%, 10/15/27  5,000 4,842
61,788
Miscellaneous  0.7%
Honeywell Aerospace, FRN, SOFRINDX + 0.63%, 4.279%,
3/16/29  14,000 14,008
Suci Second Investment, 6.00%, 10/25/28  5,830 5,954
19,962
Oil Field Service  0.2%
Thaioil Treasury Center, 4.625%, 11/20/28  7,610 7,522
7,522
Other Telecommunications  0.3%
KT, 4.375%, 1/3/29 (1) 5,260 5,210
NTT Finance, 4.741%, 3/31/28 (1) 4,665 4,657
9,867
Petroleum  0.1%
KazMunayGas National, 4.75%, 4/19/27  3,587 3,587
3,587
Pharmaceuticals  0.4%
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 4,227 4,236
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 9,500 9,373
13,609
Real Estate Investment Trust Securities  1.0%
American Homes 4 Rent, 4.25%, 2/15/28  12,723 12,612
American Homes 4 Rent, 4.90%, 2/15/29  900 899
CubeSmart, 3.125%, 9/1/26  946 946
CubeSmart, 4.375%, 2/15/29  1,968 1,944
Healthcare Realty Holdings, 3.625%, 1/15/28  6,745 6,623
Healthcare Realty Holdings, 3.75%, 7/1/27  1,500 1,490
Rexford Industrial Realty, 5.00%, 6/15/28  4,595 4,605
29,119
Retail  0.4%
CVS Health, 1.30%, 8/21/27  8,009 7,767
CVS Health, 4.30%, 3/25/28  5,450 5,414
13,181
Services  2.5%
Booz Allen Hamilton, 5.375%, 1/30/30  12,100 12,075
Fidelity National Information Services, 3.75%, 5/21/29  4,015 3,884
Fidelity National Information Services, 4.45%, 3/10/28  7,735 7,692
Fidelity National Information Services, FRN, SOFR + 1.21%,
4.856%, 3/10/29  14,000 14,088
Gartner, 4.50%, 7/1/28 (1) 14,430 14,212
Global Payments, 4.50%, 11/15/28  14,500 14,301
Global Payments, 4.95%, 8/15/27  3,000 3,009

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MSCI, 4.00%, 11/15/29 (1) 7,000 6,739
76,000
Transportation  0.1%
Element Fleet Management, 4.80%, 5/29/29 (1) 3,260 3,238
3,238
Transportation (Excluding Railroads)  0.3%
DP World Crescent, 4.848%, 9/26/28 (4) 7,640 7,572
7,572
Utilities  0.3%
Cleveland Electric Illuminating, 3.50%, 4/1/28 (1) 5,500 5,383
Vistra Operations, 4.55%, 10/30/28 (1) 2,870 2,839
8,222
Wireless Communications  1.9%
American Tower, 1.50%, 1/31/28  2,000 1,912
American Tower, 5.25%, 7/15/28  7,500 7,556
Crown Castle, 3.65%, 9/1/27  17,628 17,477
Crown Castle, 3.80%, 2/15/28  4,850 4,779
Rogers Communications, 3.20%, 3/15/27  13,000 12,907
Rogers Communications, 5.00%, 2/15/29  4,425 4,423
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,833
Sprint Capital, 6.875%, 11/15/28  7,000 7,295
59,182
Total Corporate Bonds
(Cost $1,512,423) 1,508,064
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 0.8%
Foreign Government & Municipalities (Excluding
Canadian)  0.8%
Government of Japan Treasury Bills, Series 1402, 1.04%, 11/24/26
(JPY)  2,419,700 15,109
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 8,890 8,937
Total Foreign Government Obligations & Municipalities
(Cost $24,113) 24,046
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.9%
Commercial Mortgage-Backed Securities  1.2%
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.339%, 12/15/44 (1) 12,255 12,225

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FREMF Mortgage Trust
Series 2017-K61, Class B, ARM
3.821%, 12/25/49 (1) 3,320 3,305
FREMF Mortgage Trust
Series 2017-K65, Class B, ARM
4.226%, 7/25/50 (1) 1,325 1,315
FREMF Mortgage Trust
Series 2017-K66, Class B, ARM
4.17%, 7/25/27 (1) 2,125 2,108
FREMF Mortgage Trust
Series 2017-K71, Class B, ARM
3.88%, 11/25/50 (1) 3,735 3,681
FREMF Mortgage Trust
Series 2020-K737, Class C, ARM
3.363%, 1/25/53 (1) 3,300 3,283
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.031%, 5/15/39 (1) 6,665 6,669
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.231%, 6/15/39 (1) 2,440 2,435
35,021
Whole Loans Backed  7.7%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 121 120
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 5,904 5,379
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.183%, 3/25/66 (1) 1,843 1,824
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 4,489 4,472
Connecticut Avenue Securities
Series 2026-R04, Class 2A1, CMO, ARM
SOFR30A + 0.90%, 4.543%, 7/25/46 (1) 1,812 1,811
Connecticut Avenue Securities
Series 2026-R04, Class 2M1, CMO, ARM
SOFR30A + 1.15%, 4.793%, 7/25/46 (1) 1,915 1,916
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 5.543%, 6/25/43 (1) 1,563 1,570
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 4.743%, 2/25/44 (1) 165 165

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 4.643%, 5/25/45 (1) 2,543 2,543
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 2,187 2,182
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM
SOFR30A + 0.85%, 4.493%, 1/25/46 (1) 4,755 4,738
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM
SOFR30A + 1.25%, 4.893%, 4/25/46 (1) 9,555 9,558
Cross
Series 2026-NQM6, Class A1, CMO, ARM
5.268%, 5/25/71 (1) 6,560 6,494
Cross Mortgage Trust
Series 2026-NQM3, Class A1, CMO, ARM
5.125%, 3/25/71 (1) 832 824
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM
5.483%, 2/25/71 (1) 2,019 2,006
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 2,913 2,899
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 2,107 2,094
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.845%, 10/25/70 (1) 5,423 5,435
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
5.033%, 11/25/70 (1) 1,938 1,913
EFMT
Series 2025-NQM6, Class A1, CMO, ARM
5.001%, 12/25/70 (1) 2,168 2,137
EFMT
Series 2026-NQM4, Class A1, CMO, ARM
5.466%, 4/25/71 (1) 1,088 1,081
EFMT
Series 2026-NQM5, Class A1, CMO, ARM
5.558%, 6/25/71 (1) 3,546 3,529
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 141 128

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 1,962 1,863
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 6,481 6,447
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.22%, 8/25/70 (1) 1,884 1,866
HOMES Trust
Series 2026-NQM3, Class A1, CMO, ARM
5.262%, 4/27/71 (1) 6,364 6,301
HOMES Trust
Series 2026-NQM5, Class A1, CMO, ARM
5.679%, 7/25/71 (1) 5,510 5,496
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 5,642 4,720
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 2,038 2,020
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 371 357
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,248 1,243
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 4,109 4,113
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 945 940
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM
5.075%, 3/25/71 (1) 3,617 3,566
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 10,926 9,487
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 5,354 5,289
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP
5.402%, 4/25/60 (1) 1,114 1,109

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.682%, 10/25/59 (1) 14 14
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,533 2,172
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 4.739%, 12/25/49 (1) 365 357
OBX Trust
Series 2025-NQM13, Class A1, CMO, ARM
5.441%, 5/25/65 (1) 5,903 5,878
OBX Trust
Series 2025-NQM14, Class A1F, CMO, ARM
SOFR30A + 1.20%, 4.843%, 7/25/65 (1) 2,803 2,807
OBX Trust
Series 2025-NQM15, Class A1, CMO, ARM
5.143%, 7/27/65 (1) 3,651 3,625
Progress Residential Trust
Series 2021-SFR8, Class A
1.51%, 10/17/38 (1) 2,285 2,276
Santander Mortgage Asset Receivable Trust
Series 2026-NQM5, Class A1, CMO, ARM
5.455%, 6/25/66 (1) 4,477 4,444
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 118 107
SG Residential Mortgage Trust
Series 2026-5, Class A1, CMO, ARM
5.505%, 8/25/66 (1) 6,275 6,239
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP
4.10%, 7/25/57 (1) 8,216 8,004
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 691 674
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 623 599
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.743%, 9/25/41 (1) 11,000 11,003
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 4.943%, 2/25/42 (1) 128 128

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.593%, 6/25/42 (1) 1,735 1,753
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.493%, 11/25/43 (1) 1,991 1,997
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.893%, 5/25/44 (1) 9,451 9,482
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 4.693%, 10/25/44 (1) 2,206 2,203
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 4.893%, 3/25/44 (1) 6,190 6,194
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 600 599
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM
SOFR30A + 1.10%, 4.743%, 5/25/45 (1) 1,737 1,739
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM
SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 2,556 2,547
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.543%, 10/25/45 (1) 3,047 3,047
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class A1, CMO, ARM
SOFR30A + 0.85%, 4.493%, 2/25/46 (1) 4,410 4,389
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM
SOFR30A + 1.00%, 4.643%, 2/25/46 (1) 2,005 2,002
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class A1, CMO, ARM
SOFR30A + 1.00%, 4.643%, 5/25/46 (1) 2,734 2,728
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 37 36
Towd Point Mortgage Trust
Series 2024-CES3, Class A1, STEP
6.29%, 5/25/64 (1) 9,580 9,611
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 2,950 2,673

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,351 2,120
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 345 337
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 2,622 2,530
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 942 942
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 2,249 2,254
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 3,805 3,801
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 1,477 1,479
Verus Securitization Trust
Series 2025-7, Class A1B, CMO, STEP
5.129%, 8/25/70 (1) 2,019 1,997
234,422
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $274,468) 269,443
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 2.9%
U.S. Government Agency Obligations  2.9%
Federal Home Loan Mortgage, CMO, 4.00%, 4/25/27  13,092 13,031
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.101%, 2/15/45  124 122
Federal Home Loan Mortgage, UMBS
6.00%, 10/1/54 - 8/1/55  17,451 17,719
6.50%, 1/1/55  3,802 3,932
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.158%, 1/25/45  99 98
Federal National Mortgage Assn., UMBS
5.50%, 2/1/53 - 7/1/53  48,008 47,907

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 10/1/54  7,049 7,157
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $90,951) 89,966
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 4.4%
U.S. Treasury Obligations  4.4%
U.S. Treasury Notes, 3.375%, 11/30/27  15,680 15,508
U.S. Treasury Notes, 3.375%, 2/29/28  46,395 45,777
U.S. Treasury Notes, 3.50%, 10/31/27 (6) 26,500 26,268
U.S. Treasury Notes, 3.875%, 6/15/28 (6) 14,480 14,366
U.S. Treasury Notes, 4.125%, 10/31/26  11,800 11,803
U.S. Treasury Notes, 4.125%, 2/28/27  12,025 12,033
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,293
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $134,884) 134,048
SHORT-TERM INVESTMENTS
 9.4%
Commercial Paper  7.9%
4(2)  7.9%(7)
Ares Capital, 4.097%, 9/15/26  8,000 7,986
Arrow Electronics, 4.555%, 9/9/26  9,000 8,991
Arrow Electronics, 4.822%, 9/3/26  20,000 19,994
Bacardi-Martini BV, 4.636%, 9/28/26  9,500 9,469
Brunswick, 4.254%, 9/1/26  22,000 21,997
Columbia Pipelines Holding, 3.994%, 9/21/26  22,000 21,950
Columbia Pipelines Holding, 4.034%, 10/14/26  7,500 7,464
Constellation Brands, 3.875%, 9/1/26  5,800 5,799
Enbridge, 3.944%, 9/22/26  10,000 9,976
Fidelity National Information Services, 4.136%, 9/14/26  4,000 3,994
Global Payments, 4.163%, 9/2/26  7,000 6,998
Global Payments, 4.857%, 9/3/26  2,000 1,999
Harley Davidson Financial Services, 4.704%, 9/3/26  7,500 7,498
HCA, 4.071%, 10/5/26  9,000 8,963
International Flavors & Fragrances, 4.119%, 9/30/26  8,500 8,472
International Flavors & Fragrances, 4.219%, 9/17/26  16,100 16,071
Rogers Communications, 4.231%, 9/24/26  12,000 11,968
Sempra, 3.925%, 9/1/26  20,000 19,998
Stellantis Financial Services U.S., 4.436%, 10/8/26  3,000 2,986
Stellantis Financial Services U.S., 4.452%, 9/10/26  1,400 1,398

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Services U.S., 4.471%, 10/2/26  6,000 5,977
Videotron, 4.247%, 9/28/26  3,000 2,990
Videotron, 4.298%, 9/24/26  15,000 14,957
Videotron, 4.328%, 9/10/26  7,300 7,291
Western Midstream Operating, 4.133%, 9/4/26  5,000 4,998
Total Commercial Paper 240,184
a a a
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.72% (8)(9) 3 3
Total Money Market Funds 3
a a a
U.S. Treasury Obligations  1.5%
U.S. Treasury Bills, 3.694%, 9/29/26  14,835 14,792
U.S. Treasury Bills, 3.740%, 11/19/26  15,275 15,150
U.S. Treasury Bills, 3.778%, 12/15/26  15,320 15,151
Total U.S. Treasury Obligations 45,093
Total Short-Term Investments
(Cost $285,304) 285,280
SECURITIES LENDING COLLATERAL
 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (8)(9) 7,481 7,481
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,481
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (8)(9) 6,126 6,126
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 6,126
Total Securities Lending Collateral
(Cost $13,607) 13,607
Total Investments in Securities 100.4%
(Cost $3,067,855) $ 3,053,282
Other Assets Less Liabilities (0.4)% (13,150)
Net Assets 100.0% $ 3,040,132

T. ROWE PRICE Ultra Short-Term Bond Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,404,743 and represents 46.2% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at August 31, 2026.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,487 and represents 0.2% of net assets.
(6) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $240,184 and represents 7.9% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 11/24/26 USD 15,378 JPY 2,419,700 $ 130
Net unrealized gain (loss) on open forward
currency exchange contracts $ 130

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 77 U.S. Treasury Long Bond contracts 12/26 (8,364) $ 27
Short, 774 U.S. Treasury Notes five year contracts 12/26 (81,814) 344
Short, 306 U.S. Treasury Notes ten year contracts 12/26 (32,943) 167
Short, 2,053 U.S. Treasury Notes two year
contracts 12/26 (421,346) 911
Short, 13 Ultra U.S. Treasury Bonds contracts 12/26 (1,431) 18
Short, 117 Ultra U.S. Treasury Notes ten year
contracts 12/26 (12,802) 56
Net payments (receipts) of variation margin to date (1,268)
Variation margin receivable (payable) on open futures contracts $ 255

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ —
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 3  ¤  ¤ $ 3
T. Rowe Price Treasury
Reserve Fund, 3.72% 5,704  ¤  ¤ 13,607
Total $ 13,610^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,610.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Ultra Short-Term Bond Fund

Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Ultra Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,754,395 $ — $ 2,754,395
Short-Term Investments 3 285,277 — 285,280
Securities Lending Collateral 13,607 — — 13,607
Total Securities 13,610 3,039,672 — 3,053,282
Forward Currency Exchange
Contracts — 130 — 130
Futures Contracts* 1,523 — — 1,523
Total $ 15,133 $ 3,039,802 $ — $ 3,054,935
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F188-054Q1 08/26